UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—99.7%
California—82.3%
$645,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2015 A	$ 645,851
765,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	09/01/2015 A	779,902
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019 A	227,490
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019 A	113,466
975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019 A	1,120,489
12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019 A	14,631,841
6,500,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	08/31/2018 A	6,765,655
600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019 A	683,274
1,000,000	Alameda, CA Corridor Transportation Authority	5.450	10/01/2025	10/01/2017 A	1,097,790
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023 A	2,038,382
2,000,000	Antelope Valley, CA Healthcare District	5.200	01/01/2020	05/31/2015 A	2,007,100
45,000	Antelope Valley, CA Healthcare District	5.200	01/01/2027	05/31/2015 A	45,118
30,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	05/31/2015 A	30,123
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	05/01/2015	30,004
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	05/31/2015 A	180,720
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2019	05/31/2015 A	25,077
15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2015 A	15,132
5,000,000	Asuza, CA Public Financing Authority	5.000	07/01/2031	01/01/2017 A	5,344,900
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	06/01/2015 A	15,027
25,000	Auburn, CA Union School District COP	5.750	09/01/2017	05/31/2015 A	25,085
25,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	05/31/2015 A	25,092
120,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	05/31/2015 A	120,214
280,000	Bay Area, CA Governments Association	6.000	12/15/2024	06/15/2015 A	282,005
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2015 A	25,667
145,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	05/31/2015 A	145,486
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023 A	716,223
25,000	Bell, CA Community Redevel. Agency Tax Allocation	5.625	10/01/2033	05/31/2015 A	25,011
70,000	Big Bear, CA Municipal Water District COP	5.000	11/01/2024	05/31/2015 A	70,071
115,000	Blythe, CA Financing Authority (City Hall & County Courthouse)	5.500	09/01/2027	09/01/2015 A	115,578
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/31/2015 A	50,064
45,000	Brea & Olinda, CA Unified School District COP	5.500	08/01/2017	05/31/2015 A	45,200
100,000	Buena Park, CA Community Redevel. Agency	5.625	09/01/2033	09/01/2018 A	112,063

1  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$100,000	Buena Park, CA Community Redevel. Agency	5.250%	09/01/2025	09/01/2018 A	$ 110,699
50,000	Burbank Glendale Pasadena, CA Airport Authority	5.000	07/01/2023	07/01/2015 A	50,397
1,500,000	Burbank Glendale Pasadena, CA Airport Authority	5.000	07/01/2024	07/01/2015 A	1,511,910
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	06/01/2015 A	256,067
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250	12/01/2027	12/01/2017 A	55,664
15,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI / LLMC / CEI Obligated Group)	5.200	11/15/2023	05/31/2015 A	15,059
40,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)	5.200	12/01/2021	06/01/2015 A	40,079
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)	5.000	07/01/2024	07/01/2022 A	284,017
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH / SRHF / SRMB Obligated Group)	6.000	05/15/2029	05/15/2019 A	9,947,126
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800	03/01/2023	05/31/2015 A	5,017
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	05/31/2015 A	5,021
205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	05/31/2015 A	205,191
35,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)	5.200	12/01/2023	06/01/2015 A	35,137
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	05/31/2015 A	360,007
545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022 A	626,374
575,000	CA Communities Transportation Revenue COP	5.250	06/01/2026	06/01/2022 A	656,040
605,000	CA Communities Transportation Revenue COP	5.250	06/01/2027	06/01/2022 A	684,908
515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022 A	595,577
490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022 A	572,844
65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.000	04/01/2021	10/01/2015 A	65,741

2  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.625%	04/01/2026	10/01/2015 A	$ 687,147
65,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500	06/01/2021	12/14/2017 B	64,782
435,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	06/01/2015 A	435,052
390,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	06/01/2015 A	390,039
8,000,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	06/01/2015 A	8,001,200
505,000	CA County Tobacco Securitization Agency (TASC)	5.100	06/01/2028	06/29/2023 B	496,981
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068 [1]	06/01/2046	05/29/2046 B	519,057
575,000	CA County Tobacco Securitization Agency (TASC)	5.000	06/01/2026	06/01/2015 A	575,115
305,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	06/01/2015 A	305,046
260,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	06/01/2015 A	260,003
685,000	CA County Tobacco Securitization Agency (TASC)	5.625	06/01/2023	06/01/2015 A	685,130
5,230,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	06/01/2015 A	5,230,784
170,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2027	06/01/2015 A	170,027
1,005,000	CA Dept. of Transportation COP	5.250	03/01/2016	05/31/2015 A	1,009,281
765,000	CA Dept. of Water Resources (Center Valley)	5.250	07/01/2022	05/31/2015 A	768,236
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022 A	450,684
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022	1,287,340
65,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2028	05/31/2015 A	65,099
85,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	05/31/2015 A	85,319
1,500,000	CA Educational Facilities Authority (CCOTA / DUOC / KGIOALS / WU Obligated Group)	5.000	02/01/2026	02/01/2017 A	1,562,280
25,000	CA Educational Facilities Authority (CCOTA)	5.000	06/01/2026	06/01/2015 A	25,049
1,390,000	CA Educational Facilities Authority (Dominican University of California)	5.000	12/01/2036	12/01/2016 A	1,456,303
20,000	CA Educational Facilities Authority (Pepperdine University)	5.000	12/01/2035	12/01/2015 A	20,489
75,000	CA Educational Facilities Authority (Southwestern Law School)	5.000	11/01/2023	05/31/2015 A	75,144
265,000	CA Educational Facilities Authority (University of Redlands)	5.000	10/01/2025	10/01/2015 A	270,334

3  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$235,000	CA Educational Facilities Authority (University of Redlands)	5.000%	10/01/2025	10/01/2015 A	$ 239,434
65,000	CA GO	5.600	09/01/2021	09/01/2015 A	66,178
905,000	CA GO	6.250	10/01/2019	10/01/2015 A	928,023
25,000	CA GO	5.250	04/01/2021	05/31/2015 A	25,105
605,000	CA GO	6.250	10/01/2019	10/01/2015 A	620,391
20,000	CA GO	6.000	05/01/2018	11/01/2015 A	20,586
90,000	CA GO	6.000	08/01/2024	08/01/2015 A	91,305
75,000	CA GO	5.900	03/01/2025	09/01/2015 A	76,413
5,000	CA GO	6.000	05/01/2024	11/01/2015 A	5,144
5,000	CA GO	6.000	08/01/2019	08/01/2015 A	5,074
25,000	CA GO	5.000	06/01/2017	05/31/2015 A	25,101
15,000	CA GO	5.375	06/01/2026	06/01/2015 A	15,066
65,000	CA GO	5.500	06/01/2015	06/01/2015	65,294
15,000	CA GO	5.500	03/01/2020	09/01/2015 A	15,268
65,000	CA GO	5.500	04/01/2019	10/01/2015 A	66,454
25,000	CA GO	5.250	04/01/2018	05/31/2015 A	25,106
25,000	CA GO	5.250	04/01/2019	05/31/2015 A	25,106
40,000	CA GO	5.625	05/01/2026	05/31/2015 A	40,179
110,000	CA GO	5.000	12/01/2026	12/01/2016 A	117,628
50,000	CA GO	5.000	06/01/2019	05/31/2015 A	50,201
5,000	CA GO	5.600	09/01/2021	09/01/2015 A	5,091
10,000	CA GO	5.625	09/01/2024	09/01/2015 A	10,180
5,000	CA GO	5.200	11/01/2031	05/31/2015 A	5,019
500,000	CA GO	5.000	08/01/2025	02/01/2017 A	537,330
10,000	CA GO	5.000	08/01/2028	08/01/2015 A	10,120
195,000	CA GO	5.250	06/01/2021	06/01/2015 A	195,850
110,000	CA GO	5.375	06/01/2026	06/01/2015 A	110,484
20,000	CA GO	5.250	06/01/2016	06/01/2015 A	20,088
80,000	CA GO	5.250	06/01/2017	06/01/2015 A	80,351
2,000,000	CA GO	5.000	06/01/2029	06/01/2015 A	2,008,240
20,000	CA GO	6.000	08/01/2015	08/01/2015	20,299
55,000	CA GO	6.000	10/01/2021	10/01/2015 A	56,335
15,000	CA GO	5.750	11/01/2017	11/01/2015 A	15,422
230,000	CA GO	5.900	04/01/2023	10/01/2015 A	235,439
2,995,000	CA GO	5.750	11/01/2017	11/01/2015 A	3,079,189
5,000	CA GO	5.000	02/01/2033	05/31/2015 A	5,018
3,975,000	CA GO	5.000	09/01/2028	03/01/2016 A	4,114,721
1,465,000	CA GO	5.900	04/01/2023	10/01/2015 A	1,499,647
5,000	CA GO	5.000	10/01/2028	05/31/2015 A	5,020
85,000	CA GO	5.750	03/01/2023	09/01/2015 A	86,571
20,000	CA GO	5.500	10/01/2022	10/01/2015 A	20,442
80,000	CA GO	5.625	10/01/2021	10/01/2015 A	81,817
235,000	CA GO	5.625	10/01/2023	10/01/2015 A	240,287
5,000	CA GO	5.000	10/01/2017	05/31/2015 A	5,020
5,000	CA GO	5.000	10/01/2018	05/31/2015 A	5,020
5,000	CA GO	5.000	10/01/2022	05/31/2015 A	5,020
40,000	CA GO	5.000	02/01/2033	05/31/2015 A	40,144
40,000	CA GO	5.000	11/01/2022	11/01/2015 A	40,959
125,000	CA GO	5.000	11/01/2022	11/01/2015 A	127,996

4  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$10,000	CA GO	5.625%	10/01/2026	10/01/2015 A	$ 10,223
10,000	CA GO	4.750	02/01/2017	05/31/2015 A	10,038
25,000	CA GO	5.000	02/01/2032	05/31/2015 A	25,090
35,000	CA GO	5.000	10/01/2023	05/31/2015 A	35,139
20,000	CA GO	5.125	10/01/2027	05/31/2015 A	20,083
5,000	CA GO	5.000	10/01/2018	05/31/2015 A	5,020
45,000	CA GO	6.000	03/01/2024	09/01/2015 A	45,866
15,000	CA GO	5.250	10/01/2015	10/01/2015	15,325
1,305,000	CA GO	5.000	11/01/2032	11/01/2017 A	1,432,003
5,000	CA GO	5.000	02/01/2033	05/31/2015 A	5,018
4,970,000	CA GO	5.250	09/01/2024	09/01/2021 A	5,969,218
20,000	CA GO	5.000	10/01/2023	05/31/2015 A	20,080
25,000	CA GO	5.500	03/01/2020	09/01/2015 A	25,446
750,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2045	06/01/2015 A	752,625
2,680,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2035	06/01/2015 A	2,690,854
2,000,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)	5.000	11/15/2019	11/15/2015 A	2,050,760
500,000	CA Health Facilities Financing Authority (CHCW / CHC Obligated Group)	5.625	07/01/2032	07/01/2015 A	504,580
2,000,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016 A	2,078,060
440,000	CA Health Facilities Financing Authority (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.125	07/01/2022	07/01/2015 A	443,656
3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[2]	5.000	02/01/2033	02/01/2025 A	3,354,480
1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)[2]	5.000	02/01/2032	02/01/2025 A	1,962,922
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	06/01/2015 A	10,050
275,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	05/18/2015 A	275,671
1,890,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	05/31/2015 A	1,897,617
30,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	05/31/2015 A	30,146
35,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[2]	5.250	06/01/2023	06/01/2015 A	35,139
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	05/31/2015 A	50,195
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	05/31/2015 A	110,421
15,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.500	01/01/2019	05/31/2015 A	15,050

5  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$1,000,000	CA Health Facilities Financing Authority (Sutter Health)	5.250%	08/15/2031	08/15/2021 A	$ 1,150,970
6,950,000	CA HFA	0.340 [3]	08/01/2037	05/07/2015 A	6,950,000
2,985,000	CA HFA (Home Mtg.)	5.500	08/01/2042	08/01/2016 A	3,080,669
10,000	CA HFA (Home Mtg.)[2]	5.200	08/01/2028	02/01/2018 A	10,177
3,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	08/01/2017 A	3,059,400
5,650,000	CA HFA (Home Mtg.)[2]	5.300	08/01/2023	08/01/2017 A	5,820,008
650,000	CA HFA (Home Mtg.)	5.000	08/01/2037	08/01/2015 A	664,904
2,000,000	CA HFA (Home Mtg.)	4.950	08/01/2026	02/01/2016 A	2,012,480
1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017 A	1,031,640
1,225,000	CA HFA (Home Mtg.)	5.500	02/01/2042	02/01/2016 A	1,247,062
500,000	CA HFA, Series A	4.850	08/01/2026	08/01/2015 A	500,880
1,480,000	CA HFA, Series C	5.750	08/01/2030	02/01/2016 A	1,542,959
1,075,000	CA HFA, Series E	5.000	02/01/2024	02/01/2016 A	1,082,568
10,000	CA Infrastructure and Economic Devel. (Energy Efficiency)	5.000	03/01/2017	05/31/2015 A	10,040
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.750	07/01/2030	05/31/2015 A	3,564,697
80,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	05/31/2015 A	80,348
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	06/30/2015 A	54,352
50,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	04/01/2018 A	55,014
335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023 A	370,332
465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023 A	510,491
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019 A	1,130,677
230,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022 A	256,284
1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2035	11/01/2024 A	1,181,301
440,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2030	11/01/2024 A	477,580
1,020,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	06/01/2015 A	1,024,060
750,000	CA Pollution Control Financing Authority (WM / MGC / USAWCA / WMC&R / WMC / CWM / WWI Obligated Group)	5.125 [3]	11/01/2023	11/01/2015 A	774,780
1,250,000	CA Pollution Control Financing Authority (WM/WMC/USAWCA Obligated Group)	5.000	01/01/2022	01/01/2016 A	1,308,700
210,000	CA Public Works	5.250	10/01/2015	05/31/2015 A	210,882
4,370,000	CA Public Works	6.500	09/01/2017	09/17/2016 B	4,719,469
10,000	CA Public Works	5.250	10/01/2016	05/31/2015 A	10,042
95,000	CA Public Works	6.625	11/01/2034	05/08/2016 A	95,406

6  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$10,000	CA Public Works (California Community Colleges)	5.125%	06/01/2025	06/01/2015 A	$ 10,040
140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	06/01/2015 A	140,587
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	06/01/2015 A	70,292
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	05/31/2015 A	215,869
90,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	06/01/2015 A	90,375
25,000	CA Public Works (California Community Colleges)	5.125	06/01/2029	06/01/2015 A	25,094
270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	06/01/2015 A	270,316
60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	06/01/2015 A	60,238
25,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	06/01/2015 A	25,099
450,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	06/01/2015 A	451,885
50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	05/31/2015 A	50,203
25,000	CA Public Works (California Highway Patrol)	5.000	11/01/2015	05/31/2015 A	25,099
360,000	CA Public Works (California Science Center)	5.250	10/01/2017	05/31/2015 A	361,494
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	05/31/2015 A	50,198
2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	10/01/2021 A	2,405,600
600,000	CA Public Works (California State University)	5.250	10/01/2015	05/31/2015 A	602,520
5,000	CA Public Works (California State University)	5.000	09/01/2015	05/31/2015 A	5,020
50,000	CA Public Works (California State University)	5.375	10/01/2017	05/31/2015 A	50,213
50,000	CA Public Works (California State University)	5.375	10/01/2016	05/31/2015 A	50,214
400,000	CA Public Works (California State University)	5.500	09/01/2015	05/31/2015 A	401,768
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)	5.750	11/01/2029	11/01/2019 A	890,317
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	05/31/2015 A	50,203
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2015 A	75,316
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	05/31/2015 A	100,430
60,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2015 A	60,257
45,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	05/31/2015 A	45,150
225,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2015 A	225,963
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	05/31/2015 A	351,487
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	05/31/2015 A	45,192
110,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	05/31/2015 A	110,367

7  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$125,000	CA Public Works (Dept. of Corrections)	5.375%	10/01/2016	05/31/2015 A	$ 125,535
65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	05/31/2015 A	65,283
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	05/31/2015 A	371,595
2,000,000	CA Public Works (Dept. of Forestry & Fire Protecton)	5.000	04/01/2026	04/01/2016 A	2,079,040
15,000	CA Public Works (Dept. of General Services East End)	5.250	12/01/2020	06/01/2015 A	15,062
175,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	05/31/2015 A	176,101
515,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	06/01/2015 A	517,148
85,000	CA Public Works (Dept. of General Services)	5.125	12/01/2021	06/01/2015 A	86,938
20,000	CA Public Works (Dept. of General Services)	5.250	06/01/2028	06/01/2015 A	20,079
170,000	CA Public Works (Dept. of General Services)	5.250	12/01/2017	06/01/2015 A	170,705
750,000	CA Public Works (Dept. of General Services)	5.250	12/01/2018	06/01/2015 A	753,082
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	06/01/2015 A	507,040
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	05/31/2015 A	25,099
20,000	CA Public Works (Dept. of General Services)	4.800	03/01/2019	05/31/2015 A	20,074
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	06/01/2015 A	75,287
200,000	CA Public Works (Dept. of General Services)	5.250	06/01/2030	06/01/2015 A	200,882
125,000	CA Public Works (Dept. of General Services)	5.250	12/01/2015	06/01/2015 A	126,157
215,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	06/01/2015 A	216,352
100,000	CA Public Works (Dept. of General Services)	5.250	06/01/2025	06/01/2015 A	100,396
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	05/01/2015	10,001
20,000	CA Public Works (Dept. of Justice Building)	5.250	11/01/2020	05/31/2015 A	20,079
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	05/31/2015 A	30,125
50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	05/31/2015 A	50,202
35,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	05/31/2015 A	35,148
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	05/31/2015 A	10,044
30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	05/31/2015 A	30,129
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	05/31/2015 A	251,075
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023 A	1,020,757
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023 A	1,035,956

8  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,000,000	CA Public Works (Judicial Council)	5.250%	12/01/2026	12/01/2021	A	$ 3,617,790
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	05/01/2015		25,003
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2018	05/31/2015	A	25,029
1,465,000	CA Public Works (State Universities)	5.500	12/01/2018	06/01/2015	A	1,471,417
460,000	CA Public Works (State Universities)	5.400	10/01/2022	05/31/2015	A	461,946
50,000	CA Public Works (Trustees California State University)	5.000	10/01/2019	05/31/2015	A	50,727
20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	05/31/2015	A	20,088
140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	05/31/2015	A	140,575
1,020,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	05/31/2015	A	1,024,570
1,390,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	05/31/2015	A	1,418,356
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	05/31/2015	A	2,334,061
135,000	CA Public Works (Various State Universities)	5.400	10/01/2022	05/31/2015	A	135,571
1,160,000	CA Public Works (Various State Universities)	5.400	10/01/2022	05/31/2015	A	1,164,907
280,000	CA Public Works (Various State Universities)	5.500	09/01/2015	05/31/2015	A	281,238
30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	05/31/2015	A	30,119
400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000	10/01/2022	01/15/2020	B	441,584
750,000	CA State University	5.000	11/01/2017	11/01/2015	A	768,330
1,030,000	CA State University	5.000	11/01/2035	11/01/2015	A	1,052,598
25,000	CA Statewide CDA	6.625	09/01/2027	05/31/2015	A	25,055
200,000	CA Statewide CDA (AHSW / GHMC / WMMC / PVH / SJCH / SHHosp / SVHosp / FRH / AMCH / UVMC / CMCtr / PAMC Obligated Group)	5.000	03/01/2020	05/31/2015	A	200,766
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	7,499,870
40,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	06/01/2015	A	40,100
5,760,000	CA Statewide CDA (Buck Institute for Research on Aging) SPEARS	0.170 [3]	11/15/2049	05/07/2015	A	5,760,000
1,220,000	CA Statewide CDA (California Hsg. Foundation)	5.250	12/01/2027	12/01/2017	A	1,294,213
1,040,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)[2]	5.200	06/01/2036	06/01/2015	A	1,046,521
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000	05/15/2023	05/15/2018	A	112,016
1,425,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.500	07/01/2031	07/01/2017	A	1,555,159

9  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$45,000	CA Statewide CDA (Escrow Term)	6.750%	09/01/2037	05/31/2015	A	$ 45,092
1,500,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	11/01/2016	A	1,507,545
2,220,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2029	08/15/2016	A	2,335,418
3,745,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2034	08/15/2016	A	3,936,220
2,475,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2028	08/15/2016	A	2,603,997
185,000	CA Statewide CDA (John Muir Health)	5.000	08/15/2036	08/15/2016	A	194,396
380,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	07/04/2018	B	372,100
3,225,000	CA Statewide CDA (Sherman Oaks Health System)	5.000	08/01/2022	12/02/2020	B	3,715,297
300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys / MHL / MHPT Obligated Group)	5.125	07/01/2024	07/01/2018	A	334,779
450,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	05/31/2015	A	451,732
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	05/31/2015	A	25,066
790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)	5.125	04/01/2023	05/31/2015	A	791,122
120,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2030	05/31/2015	A	120,343
405,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	04/07/2019	A	433,901
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	05/31/2015	A	25,810
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	05/31/2015	A	20,653
5,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	05/31/2015	A	5,018
5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	05/31/2015	A	5,021
10,000	CA Statewide CDA Water & Wastewater	5.750	10/01/2025	05/31/2015	A	10,045
1,620,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	5.625	05/01/2029	05/31/2015	A	1,620,162
3,398,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	5.625	05/01/2029	05/31/2015	A	3,398,340
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	05/31/2015	A	3,395,509
50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	05/31/2015	A	50,175
25,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	05/31/2015	A	25,100
60,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	05/31/2015	A	60,244
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	05/31/2015	A	15,061

10  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750%	09/01/2028	09/01/2015	A	$ 10,056
45,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.650	09/01/2020	09/01/2015	A	45,391
250,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	05/31/2015	A	251,060
15,000	Campbell, CA Redevel. Agency Tax Allocation	5.800	10/01/2027	05/31/2015	A	15,022
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)	5.300	09/01/2023	09/01/2015	A	15,096
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation	5.250	09/01/2019	09/01/2015	A	40,379
50,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2015	A	50,457
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2015	A	30,380
65,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2015	A	65,732
2,385,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2015	A	2,444,887
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	09/02/2015	A	72,691
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	40,523
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	43,782
5,000	Central CA Unified School District	5.625	03/01/2018	09/01/2015	A	5,092
50,000	Ceres, CA Rdevel. Agency Tax Allocation	5.000	11/01/2033	11/01/2015	A	50,912
110,000	Chico, CA Public Financing Authority	5.000	04/01/2019	05/31/2015	A	110,331
150,000	Chico, CA Public Financing Authority	5.000	04/01/2018	05/31/2015	A	150,487
850,000	Chico, CA Unified School District	5.000	08/01/2025	08/01/2018	A	954,363
225,000	Chino Hills, CA COP	5.000	09/01/2026	05/31/2015	A	225,398
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	09/01/2015	A	50,769
7,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	12/01/2015	A	7,592,490
250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	12/01/2015	A	261,810
1,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	12/01/2015	A	1,309,050
190,000	Chula Vista, CA Public Financing Authority	5.000	09/02/2016	05/31/2015	A	190,720
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	05/31/2015	A	50,174
100,000	Clovis, CA Public Financing Authority	5.000	08/01/2035	08/01/2015	A	100,314
70,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2015	A	70,661
285,000	Colton, CA Public Financing Authority, Series A	5.000	08/01/2018	05/31/2015	A	285,655
40,000	Colton, CA Public Financing Authority, Series A	5.000	08/01/2027	05/31/2015	A	40,033

11  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$45,000	Colton, CA Public Financing Authority, Series B	5.875%	08/01/2027	05/31/2015	A	$ 45,053
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	05/31/2015	A	20,028
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,193,614
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,954,855
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,514,884
445,000	Compton, CA Sewer	5.375	09/01/2023	05/31/2015	A	445,512
25,000	Concord, CA GO	5.000	08/01/2017	05/31/2015	A	25,076
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	06/01/2015		110,469
10,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2019	06/01/2015	A	10,040
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	06/01/2015	A	25,105
110,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2028	06/01/2015	A	110,412
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	05/31/2015	A	585,129
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	06/01/2015	A	20,097
75,000	Corona, CA Dept. of Water & Power	5.000	09/01/2035	09/01/2015	A	75,278
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2015	A	102,890
25,000	Corona-Norco, CA Unified School District Public Financing Authority	5.000	09/01/2026	09/01/2015	A	25,402
185,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.000	10/01/2021	10/01/2021		231,191
10,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.000	10/01/2016	04/01/2016	B	10,384
120,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.625	10/01/2018	10/01/2018		138,187
130,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.250	10/01/2021	10/01/2021		164,360
110,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.125	10/01/2020	10/01/2020		135,522
115,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.250	10/01/2017	10/01/2017		127,580
155,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2019	10/01/2019		185,281
315,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.750	10/01/2027	10/01/2021	A	417,180
35,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2020	10/01/2020		42,695
40,000	Culver City, CA COP	5.750	01/01/2016	05/31/2015	A	40,157
25,000	Culver City, CA Redevel. Agency	5.500	11/01/2020	05/31/2015	A	25,472

12  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Culver City, CA Redevel. Finance Authority	5.500%	11/01/2019	05/31/2015	A	$ 25,472
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	05/31/2015	A	15,064
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	05/31/2015	A	20,038
1,000,000	Davis, CA Redevel. Agency Tax Allocation	6.500	12/01/2026	12/01/2021	A	1,248,420
975,000	Delano, CA Union High School District	5.100	02/01/2023	02/01/2023		1,168,879
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)	6.000	09/01/2023	09/01/2019	A	588,571
320,000	Dinuba, CA Redevel. Agency Tax Allocation	5.750	09/01/2028	03/03/2020	A	358,394
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2028	08/01/2015	A	50,159
420,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	08/01/2015	A	422,482
115,000	East Palo Alto, CA Public Financing Authority (University Circle Gateway)	5.000	10/01/2029	10/01/2015	A	116,927
135,000	Eastern CA Municipal Water District	6.000	09/02/2026	09/02/2015	A	135,960
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2015	A	10,092
20,000	Eastside, CA Union School District	5.125	08/01/2026	08/01/2015	A	20,120
180,000	El Cerrito, CA Redevel. Agency Tax Allocation	5.000	07/01/2019	05/31/2015	A	180,279
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	715,352
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	901,632
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)	5.000	06/01/2019	06/01/2015	A	50,135
3,240,000	Emery, CA Unified School District	6.500	08/01/2031	08/01/2021	A	4,112,305
1,170,000	Emery, CA Unified School District	6.250	08/01/2026	08/01/2021	A	1,447,220
10,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	09/02/2015	A	10,007
5,000	Escondido, CA Special Tax Community Facilities District No. 1 (Eureka)	5.000	09/01/2019	09/01/2015	A	5,102
10,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2015	A	10,456
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	6,901
30,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2015	A	30,250
15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2015	A	15,126
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	889,202
725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	05/31/2015	A	734,577

13  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000%	10/01/2022	10/01/2015	A	$ 254,717
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	05/31/2015	A	1,668,080
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2023	05/31/2015	A	90,189
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	05/31/2015	A	200,584
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2021	05/31/2015	A	25,044
220,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	10/01/2015	A	222,614
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.450	09/01/2029	05/31/2015	A	40,062
615,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	05/31/2015	A	616,390
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2015	A	270,186
1,510,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	09/01/2015	A	1,533,571
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	10/01/2015		10,240
1,105,000	Fremont, CA Union High School District	5.000	09/01/2022	09/01/2015	A	1,123,034
100,000	Freshwater, CA School District	5.000	08/01/2025	08/01/2015	A	100,382
2,160,000	Fresno, CA Joint Powers Financing Authority	5.250	10/01/2024	05/31/2015	A	2,161,663
870,000	Fresno, CA Joint Powers Financing Authority	5.000	04/01/2022	04/01/2018	A	904,730
110,000	Fresno, CA Joint Powers Financing Authority	5.250	08/01/2018	05/31/2015	A	110,243
30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	06/01/2015	A	30,120
10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	06/01/2015	A	10,040
35,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	06/01/2015		35,157
140,000	Fresno, CA Joint Powers Financing Authority	5.750	06/01/2026	06/01/2015	A	143,256
65,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2028	06/01/2015	A	65,092
25,000	Fresno, CA Joint Powers Financing Authority	5.125	06/01/2031	06/01/2015	A	25,033
135,000	Fullerton, CA Redevel. Agency COP	5.000	04/01/2026	04/01/2017	A	143,097
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2015	A	10,375
400,000	Galt, CA Redevel. Agency Tax Allocation	7.375	09/01/2033	09/01/2021	A	499,576
115,000	Garden Grove, CA COP	5.375	03/01/2017	05/31/2015	A	115,360
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2015	A	20,175
50,000	Granada, CA Sanitation District Improvement Bond Act 1915	5.700	09/02/2016	09/02/2015	A	50,587

14  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$425,000	Grand Terrace, CA Community Redevel. Agency	5.100%	09/01/2022	09/01/2019	A	$ 486,646
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	05/31/2015	A	15,012
20,000	Greenfield, CA Union School District	6.250	09/01/2030	09/01/2015	A	20,785
10,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125	08/01/2035	05/31/2015	A	10,028
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	06/01/2015	A	1,480,841
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	06/01/2015	A	1,003,960
110,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	05/31/2015	A	110,412
75,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2024	05/31/2015	A	75,274
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015	A	3,247,145
10,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2015		10,198
170,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2015	A	172,676
30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2015	A	30,450
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2015	A	10,402
10,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	10/01/2015	A	10,187
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2015	A	20,127
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,141,985
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,204,836
15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2024	05/31/2015	A	15,030
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2018	08/01/2015	A	100,896
25,000	Huntington Park, CA Pulic Financing Authority	5.000	09/01/2022	05/31/2015	A	25,589
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,074,878
20,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-3	5.400	09/02/2023	09/02/2015	A	20,673
3,230,000	Indio, CA Water Authority	5.000	04/01/2031	04/01/2016	A	3,344,084
70,000	Industry, CA GO	5.000	01/01/2027	05/31/2015	A	71,293
300,000	Industry, CA GO	5.000	01/01/2024	05/31/2015	A	304,497
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	05/31/2015	A	75,761
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	05/31/2015	A	131,157
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	816,855
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2015	A	101,724

15  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$55,000	Kern Valley, CA Healthcare District	5.250%	08/01/2021	05/31/2015	A	$ 55,218
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,225,400
50,000	Kernville, CA Union School District	5.000	11/01/2021	05/31/2015	A	50,191
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	05/31/2015	A	10,025
50,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2015	A	50,370
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	518,115
15,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2015	A	15,230
615,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	717,742
10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2015	A	10,029
55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2015	A	55,166
150,000	Lawndale, CA Elementary School District	5.000	08/01/2029	08/01/2015	A	151,717
230,000	Lincoln, CA Public Financing Authority	5.000	08/01/2028	08/01/2015	A	230,927
10,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	10/09/2015	B	10,312
160,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2015	A	161,139
20,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.125	09/01/2016	09/01/2015	A	20,258
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	09/01/2015	A	15,099
925,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	05/31/2015	A	932,012
50,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	05/31/2015	A	50,399
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,264,900
370,000	Long Beach, CA Bond Finance Authority	5.250	11/15/2023	11/15/2023		432,952
135,000	Long Beach, CA Bond Finance Authority	5.375	08/01/2018	05/31/2015	A	135,381
10,000	Long Beach, CA Bond Finance Authority	5.000	11/01/2024	05/31/2015	A	10,018
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)	5.000	05/01/2024	05/01/2016	A	533,010
45,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000	08/01/2025	08/01/2015	A	45,253
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		760,302
620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		670,356
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/31/2015	A	50,094
500,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	592,875

16  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$5,585,000	Los Angeles County, CA Community College District	5.000%	08/01/2029	08/01/2024 A	$ 6,620,236
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2015 A	5,099
30,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)	5.000	09/01/2019	09/01/2015 A	30,479
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)	5.000	06/01/2022	06/01/2015 A	65,257
65,000	Los Angeles County, CA Sanitation Districts Financing Authority	5.000	10/01/2034	10/01/2015 A	66,092
90,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2015 A	91,098
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	05/31/2015 A	60,099
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	05/31/2015 A	50,200
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	05/31/2015 A	50,179
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	05/31/2015 A	40,164
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	05/31/2015 A	80,323
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	05/31/2015 A	125,505
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	05/31/2015 A	120,480
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	01/30/2016 A	11,184,592
500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2025	05/15/2016 A	521,595
2,605,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2022	05/15/2016 A	2,725,612
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	05/31/2015 A	15,057
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	05/31/2015 A	10,038
1,900,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2039	07/01/2017 A	2,059,258
100,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2026	07/01/2016 A	105,325
1,000,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2035	07/01/2016 A	1,047,820
500,000	Los Angeles, CA Harbor Dept.	5.000	08/01/2024	08/01/2016 A	537,385
15,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	05/31/2015 A	15,044
70,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	05/31/2015 A	70,146
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900	01/01/2030	05/31/2015 A	35,058

17  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$145,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000%	08/01/2027	05/31/2015 A	$ 145,573
10,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000	08/01/2023	05/31/2015 A	10,039
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	05/31/2015 A	70,291
20,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	05/31/2015 A	20,089
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	05/31/2015 A	70,291
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	05/31/2015 A	50,221
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	05/31/2015 A	200,832
205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	05/31/2015 A	205,853
325,000	Madera County, CA Board of Education COP	6.125	10/01/2036	10/01/2021 A	387,998
455,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	05/31/2015 A	456,442
995,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	05/31/2015 A	998,463
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	10/01/2015 A	50,361
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023 A	1,470,528
1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)	5.250	01/01/2027	01/01/2021 A	1,157,768
30,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2015 A	30,302
705,000	Mendocino Coast, CA Healthcare District	5.875	02/01/2020	05/31/2015 A	707,087
5,000	Menlo Park, CA GO	5.000	08/01/2015	05/31/2015 A	5,020
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2015 A	5,200
500,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	02/29/2020 B	537,640
350,000	Modesto, CA Wastewater	5.250	11/01/2022	11/01/2015 A	358,764
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022 A	1,108,130
2,000,000	Montclair, CA Redevel. Agency Tax Allocation	5.300	10/01/2030	05/31/2015 A	2,003,200
95,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.300	09/01/2022	05/31/2015 A	95,152
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	05/31/2015 A	10,014
130,000	Montebello, CA Community Redevel. Agency Tax Allocation	5.000	03/01/2019	09/01/2015 A	131,006

18  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$730,000	Montebello, CA Community Redevel. Agency Tax Alloccation	5.250%	09/01/2024	09/01/2015 A	$ 742,301
1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2028	12/01/2017 A	1,126,787
470,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2024	12/01/2017 A	508,822
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	05/31/2015 A	20,141
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	05/31/2015 A	40,373
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	09/01/2015 A	368,288
3,000,000	Mountain House, CA Public Financing Authority Utility System	5.000	12/01/2032	12/01/2017 A	3,128,370
25,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.000	09/01/2028	09/01/2015 A	25,117
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)	5.200	06/15/2034	05/31/2015 A	10,038
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)	5.250	08/01/2019	08/01/2019	114,738
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	05/31/2015 A	260,094
395,000	Northern, CA Inyo County Local Hospital District	5.000	12/01/2015	12/01/2015	403,429
835,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	12/01/2020 A	943,617
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2015 A	50,076
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2015 A	10,025
265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	05/31/2015 A	266,060
1,120,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2023	05/31/2015 A	1,124,458
150,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	05/31/2015 A	150,600
2,195,000	Oakland, CA Joint Powers Authority	5.000	06/15/2018	06/15/2015 A	2,208,126
50,000	Oakland, CA Unified School District	5.250	08/01/2018	05/31/2015 A	50,212
300,000	Oakland, CA Unified School District	5.250	08/01/2022	05/31/2015 A	301,272
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019 A	1,131,960
715,000	Oakland, CA Unified School District	5.000	08/01/2026	05/31/2015 A	717,681
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018 A	2,217,080
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021 B	866,828
160,000	Oakland, CA Unified School District	5.250	08/01/2019	05/31/2015 A	160,664
50,000	Oakland, CA Unified School District	5.250	08/01/2015	05/31/2015 A	50,212
100,000	Oakland, CA Unified School District	5.250	08/01/2017	05/31/2015 A	100,419
370,000	Oakland, CA Unified School District	5.250	08/01/2020	05/31/2015 A	371,521
200,000	Oakland, CA Unified School District	5.250	08/01/2016	05/31/2015 A	200,806
2,000,000	Oakland, CA Unified School District	5.000	08/01/2025	08/01/2015 A	2,018,720

19  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$3,110,000	Oakland, CA Unified School District	5.250%	08/01/2024	05/31/2015 A	$ 3,122,316
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023 A	795,949
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023 A	862,077
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023 A	929,992
1,470,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2015 A	1,505,251
65,000	Orange County, CA Community Facilities District	5.250	08/15/2019	05/31/2015 A	65,234
30,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2015 A	30,474
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	09/02/2015 A	20,267
15,000	Orange County, CA Water District	5.000	08/15/2017	05/31/2015 A	15,060
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022 A	1,678,860
50,000	Oxnard, CA Financing Authority	5.300	06/01/2029	06/01/2021 A	56,187
100,000	Oxnard, CA Financing Authority	5.000	06/01/2036	06/01/2016 A	102,033
2,000,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2029	06/01/2024 A	2,285,240
845,000	Oxnard, CA Harbor District	5.000	08/01/2020	08/01/2020	947,389
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023 A	538,435
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023 A	614,556
55,000	Palm Desert, CA Financing Authority	5.000	04/01/2027	10/01/2015 A	55,417
360,000	Palm Desert, CA Financing Authority	5.000	04/01/2030	10/01/2015 A	362,272
50,000	Palm Desert, CA Financing Authority	5.000	04/01/2026	10/01/2015 A	50,407
50,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	10/01/2015 A	50,389
125,000	Palm Desert, CA Financing Authority	5.000	04/01/2025	10/01/2015 A	126,081
1,230,000	Palm Desert, CA Financing Authority	5.000	08/01/2021	08/01/2015 A	1,238,266
15,000	Palm Desert, CA Financing Authority	4.600	04/01/2022	10/01/2015 A	15,135
410,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2015 A	415,285
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	05/31/2015 A	145,605
10,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	05/31/2015 A	10,039
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	09/02/2015 A	45,821
100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	05/31/2015 A	100,398
95,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	05/31/2015 A	95,351
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2015 A	127,018

20  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$10,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000%	09/01/2024	05/31/2015 A	$ 10,020
15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2017	05/31/2015 A	15,053
10,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2032	05/31/2015 A	10,013
410,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	05/31/2015 A	411,697
175,000	Palo Alto, CA Utility	5.250	06/01/2021	06/01/2015 A	175,767
15,000	Palo Alto, CA Utility	5.250	06/01/2024	06/01/2015 A	15,065
10,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2019	05/31/2015 A	10,028
100,000	Parlier, CA Redevel. Agency Tax Allocation	5.125	08/01/2023	05/31/2015 A	100,120
30,000	Parlier, CA Redevel. Agency Tax Allocation	5.000	08/01/2018	05/31/2015 A	30,050
90,000	Patterson, CA Joint Unified School District	5.000	08/01/2015	05/31/2015 A	90,366
185,000	Perris, CA Elementary School District	6.000	08/01/2027	08/01/2024 A	233,313
205,000	Perris, CA Elementary School District	6.000	08/01/2028	08/01/2024 A	255,688
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023 A	627,012
125,000	Perris, CA Public Financing Authority	5.750	10/01/2031	05/31/2015 A	127,846
390,000	Perris, CA Public Financing Authority	7.000	10/01/2033	10/01/2018 A	445,957
20,000	Perris, CA Public Financing Authority	5.350	10/01/2036	05/31/2015 A	20,027
150,000	Petaluma, CA COP (Airport)	5.125	08/01/2028	05/31/2015 A	150,128
20,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2015 A	20,191
2,265,000	Pico Rivera, CA Public Financing Authority	5.500	09/01/2031	09/01/2019 A	2,593,969
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.250	08/01/2016	05/31/2015 A	20,084
100,000	Placentia-Yorba Linda, CA Unified School District	5.000	10/01/2026	10/01/2015 A	101,887
1,685,000	Pleasant Valley, CA School District P-Float	0.310 [3]	08/01/2031	05/14/2015 A	1,685,000
30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	05/31/2015 A	30,102
65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	05/31/2015 A	65,239
25,000	Pomona, CA Public Financing Authority	5.250	02/01/2018	05/31/2015 A	25,082
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	05/31/2015 A	401,144
35,000	Pomona, CA Public Financing Authority (Merged Redevel.)	5.000	02/01/2027	05/31/2015 A	35,050
45,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[2]	5.000	05/01/2023	05/31/2015 A	45,090
10,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	05/31/2015 A	10,035
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.000	06/15/2028	05/31/2015 A	25,039
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2019	05/31/2015 A	30,119

21  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.125%	06/15/2033	05/31/2015 A	$ 50,077
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2017	05/31/2015 A	50,210
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2024	05/31/2015 A	55,218
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023 A	1,357,523
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023 A	987,867
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	09/01/2015 A	174,505
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015 A	150,947
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018 A	1,956,546
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2015 A	20,088
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2015 A	30,220
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	09/02/2015 A	20,095
25,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2021	05/31/2015 A	25,062
30,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2026	05/31/2015 A	30,055
100,000	Redding, CA Redevel. Agency (Redding School District)	5.125	09/01/2030	05/31/2015 A	100,161
25,000	Redding, CA Redevel. Agency (Shastec Redevel.)	5.000	09/01/2017	05/31/2015 A	25,068
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2015 A	10,058
20,000	Redlands, CA Unified School District	5.000	07/01/2022	05/31/2015 A	20,078
25,000	Redlands, CA Unified School District	5.000	07/01/2026	05/31/2015 A	25,094
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022 A	765,845
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2015 A	50,910
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2015 A	51,050
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2015 A	101,883
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2015 A	25,503
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2015 A	66,301
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2015 A	101,946

22  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$20,000	Rio Hondo, CA Community College District	5.000%	08/01/2017	08/01/2015 A	$ 20,245
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022 A	502,880
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2015	389,963
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2015 A	229,912
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015	480,933
735,000	Riverside County, CA COP (Historic Courthouse)	5.000	11/01/2024	11/01/2015 A	752,486
190,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	05/31/2015 A	190,800
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2022	10/01/2016 A	103,940
300,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	06/26/2017 B	277,305
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020	354,730
20,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	09/02/2015 A	20,442
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2015 A	347,244
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2015 A	326,680
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2015 A	201,664
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022 A	1,829,912
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022 A	1,279,012
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)	5.000	08/01/2019	08/01/2017 A	107,073
150,000	Riverside, CA Unified School District	5.000	12/01/2026	06/01/2015 A	150,594
100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	05/31/2015 A	100,375
50,000	Rohnert Park, CA COP	5.000	07/01/2024	05/31/2015 A	50,096
85,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2015 A	85,820
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2015 A	50,483
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	09/01/2015 A	25,208
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023 A	547,735

23  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000%	09/01/2027	09/01/2023 A	$ 444,378
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023 A	403,716
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023 A	484,774
110,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	09/01/2015 A	110,757
100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025	115,115
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021	213,505
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023	91,165
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024	304,135
555,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	06/01/2015 A	557,126
430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	06/01/2015 A	431,613
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	06/01/2015 A	798,101
600,000	Sacramento County, CA Airport System	5.000	07/01/2022	07/01/2018 A	674,208
7,505,000	Sacramento County, CA Airport System	5.750	07/01/2024	07/01/2018 A	8,488,680
100,000	Sacramento County, CA Airport System	5.500	07/01/2027	07/01/2018 A	112,336
1,200,000	Sacramento County, CA Airport System	5.250	07/01/2033	07/01/2018 A	1,320,144
100,000	Sacramento County, CA COP	4.750	10/01/2017	05/31/2015 A	100,258
2,975,000	Sacramento County, CA COP	5.750	02/01/2030	02/01/2020 A	3,352,974
915,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)	6.000	02/01/2033	06/01/2015 A	927,847
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700	03/01/2034	05/31/2015 A	1,505,025
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	06/01/2015 A	401,912
10,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.000	12/01/2022	06/01/2015 A	10,038
20,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.125	12/01/2028	06/01/2015 A	20,028
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)	5.200	12/01/2019	06/01/2015 A	25,069

24  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$50,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)	5.000%	12/01/2033	06/01/2015	A	$ 50,054
225,000	Sacramento, CA City Financing Authority	5.000	12/01/2024	12/01/2015	A	230,931
50,000	Sacramento, CA City Financing Authority	5.000	12/01/2023	12/01/2015	A	51,348
30,000	Sacramento, CA City Financing Authority (City Hall)	5.250	12/01/2016	06/01/2015	A	30,126
750,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	09/01/2015	A	765,323
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	A	2,142,662
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	974,712
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2026	03/01/2023	A	897,805
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	A	513,477
15,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500	09/02/2016	05/31/2015	A	15,058
1,235,000	Sacramento, CA Municipal Utility District[2]	5.000	07/01/2030	07/01/2025	A	1,454,805
25,000	Sacramento, CA Power Authority	5.000	07/01/2016	07/01/2015	A	25,180
220,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	05/31/2015	A	220,994
70,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500	11/01/2023	05/31/2015	A	70,291
50,000	San Bernardino County, CA (Single Family Mtg.)	5.376 [1]	05/01/2031	05/31/2015	A	21,444
30,000	San Bernardino County, CA COP (Medical Center Financing)	5.250	08/01/2016	05/31/2015	A	30,127
200,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2026	05/31/2015	A	200,726
180,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2028	05/31/2015	A	180,430
270,000	San Bernardino County, CA Flood Control District	5.000	08/01/2029	05/31/2015	A	271,023
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)	5.000	09/01/2019	09/01/2015	A	192,664
35,000	San Bernardino, CA Community College District	5.000	08/01/2017	08/01/2015	A	35,430
180,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		215,917
70,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		83,968
50,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2022	10/01/2022		59,726
200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		230,650

25  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	San Bernardino, CA Joint Powers Financing Authority	5.750%	10/01/2018	10/01/2018		$ 11,263
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	06/01/2015	A	335,925
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	06/01/2015	A	160,442
285,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	05/31/2015	A	285,040
440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	05/31/2015	A	440,009
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	05/31/2015	A	150,284
295,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	08/05/2016	B	301,083
135,000	San Bernardino, CA Municipal Water Dept.	5.000	02/01/2017	05/31/2015	A	135,374
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2015	A	25,118
50,000	San Bruno, CA Police Facilities Financing	5.250	02/01/2021	05/31/2015	A	50,178
1,520,000	San Diego County, CA Regional Airport Authority	5.000	07/01/2026	07/01/2023	A	1,766,270
90,000	San Diego County, CA Water Authority	4.750	05/01/2028	05/31/2015	A	90,314
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	714,253
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	614,128
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	799,114
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	681,864
4,735,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650 [3]	07/01/2034	05/31/2015	A	4,754,982
170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	180,326
180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	189,918
285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	299,615
50,000	San Diego, CA Improvement Bond Act 1915	5.800	09/02/2017	09/02/2015	A	50,500
230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	241,383
165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	176,266
265,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	278,958
195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	204,005

26  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$210,000	San Diego, CA Improvement Bond Act 1915	5.125%	09/02/2026	09/02/2018 A	$ 220,137
190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018 A	199,527
220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018 A	230,195
245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018 A	257,632
255,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018 A	267,957
60,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	05/31/2015 A	60,245
1,250,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2033	10/15/2025 A	1,392,150
1,000,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2034	10/15/2025 A	1,107,300
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2032	02/15/2017 A	1,064,830
10,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	05/31/2015 A	10,048
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	05/31/2015 A	175,726
115,000	San Diego, CA Redevel. Agency (Centre City)	5.350	09/01/2024	05/31/2015 A	115,130
55,000	San Diego, CA Redevel. Agency (Centre City)	5.300	09/01/2020	05/31/2015 A	55,091
95,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2026	05/31/2015 A	95,113
100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	05/31/2015 A	100,208
55,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2026	05/31/2015 A	55,206
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	05/31/2015 A	20,069
1,000,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	05/31/2015 A	1,003,790
10,000	San Diego, CA Redevel. Agency (Centre City)	5.500	09/01/2019	05/31/2015 A	10,020
25,000	San Diego, CA Redevel. Agency (Centre City)	5.600	09/01/2024	05/31/2015 A	25,034
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	05/31/2015 A	20,075
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2021	05/31/2015 A	20,079
95,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	05/31/2015 A	95,447
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.875	09/01/2030	05/31/2015 A	300,432
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.800	09/01/2022	05/31/2015 A	70,141
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.600	09/01/2019	05/31/2015 A	85,275

27  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$710,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.900%	09/01/2025	05/31/2015 A	$ 712,073
110,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.700	09/01/2020	05/31/2015 A	110,371
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)	5.900	09/01/2030	05/31/2015 A	25,062
5,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)	6.750	09/01/2016	09/01/2015 A	5,109
325,000	San Francisco, CA City & County Airports Commission	5.250	01/01/2026	05/31/2015 A	325,436
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018 A	8,297,100
320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	05/31/2015 A	320,499
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	05/31/2015 A	512,346
1,130,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	05/31/2015 A	1,135,368
1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2022	05/31/2015 A	1,387,548
225,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	05/31/2015 A	225,626
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2027	05/31/2015 A	75,095
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	05/31/2015 A	3,047,205
95,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2023	05/31/2015 A	95,162
120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	05/31/2015 A	120,240
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	05/31/2015 A	160,349
10,000	San Francisco, CA City & County COP	5.000	09/01/2017	05/31/2015 A	10,040
25,000	San Francisco, CA City & County COP	5.000	09/01/2018	05/31/2015 A	25,100
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2015 A	41,624
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022 A	1,429,250

28  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000%	08/01/2025	08/01/2022 A	$ 1,836,048
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022 A	587,535
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019 A	131,497
215,000	San Francisco, CA Community College District	5.375	06/15/2015	05/31/2015 A	215,948
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020 A	1,041,642
505,000	San Jose, CA (Evergreen Community College District)	5.000	09/01/2025	09/01/2015 A	513,085
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	05/31/2015 A	15,061
35,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2015	05/31/2015 A	35,144
85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	05/31/2015 A	85,353
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	05/31/2015 A	235,952
50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	05/31/2015 A	50,206
105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	05/31/2015 A	105,429
105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	05/31/2015 A	105,765
30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	05/31/2015 A	30,219
50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	05/31/2015 A	50,365
1,000,000	San Jose, CA Airport	6.250	03/01/2034	03/01/2021 A	1,179,570
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	05/31/2015 A	15,056
25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	05/31/2015 A	25,094
50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	05/31/2015 A	50,204
280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	05/31/2015 A	281,137
225,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2016	05/31/2015 A	225,916
90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	05/31/2015 A	90,366
60,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2015	05/31/2015 A	60,237
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2015 A	26,011
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2015 A	62,337
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2015 A	20,831
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2015 A	98,779

29  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350%[3]	07/15/2034	04/07/2017 A	$ 262,015
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	05/31/2015 A	25,021
380,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)	5.875	03/01/2033	06/01/2015 A	382,504
45,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	08/01/2015 A	45,512
35,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	05/31/2015 A	35,153
300,000	San Jose, CA Redevel. Agency	5.000	08/01/2019	08/01/2015 A	303,543
65,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	08/01/2015 A	65,756
25,000	San Jose, CA Redevel. Agency	5.000	08/01/2023	08/01/2017 A	27,048
355,000	San Jose, CA Redevel. Agency	5.000	08/01/2017	08/01/2015 A	359,232
75,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017 A	81,143
200,000	San Jose, CA Redevel. Agency	6.375	08/01/2021	08/01/2018 A	225,060
5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	05/31/2015 A	5,322,154
55,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	05/31/2015 A	55,191
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	05/31/2015 A	25,098
20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.000	08/01/2017	05/31/2015 A	20,058
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	08/01/2017 A	32,457
500,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2026	08/01/2016 A	510,510
210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	08/01/2017 A	226,034
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	08/01/2017 A	275,176
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	08/01/2017 A	108,191
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	05/31/2015 A	116,995
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	05/31/2015 A	1,214,973
5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	05/31/2015 A	5,022
25,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2017	05/31/2015 A	25,088
500,000	San Marcos, CA Public Facilities Authority	4.875	08/01/2031	05/31/2015 A	500,565
2,250,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2028	08/01/2015 A	2,259,068
25,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2021	08/01/2015 A	25,291
100,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2026	08/01/2015 A	101,137
1,000,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2033	08/01/2015 A	1,011,250
95,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)	5.650	10/01/2028	05/31/2015 A	95,388

30  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$155,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)	5.125%	08/01/2032	05/31/2015	A	$ 155,167
45,000	San Ramon, CA Public Financing Authority	5.300	02/01/2028	08/01/2015	A	45,141
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	05/31/2015	A	100,382
60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	05/31/2015	A	60,238
105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	05/31/2015	A	105,418
25,000	Santa Clara County, CA Board of Education	5.000	04/01/2021	05/31/2015	A	25,045
15,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.700	08/01/2021	05/31/2015	A	15,021
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	05/31/2015	A	1,716,269
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	05/31/2015	A	80,114
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.375	06/01/2016	06/01/2015	A	25,109
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.500	06/01/2023	06/01/2015	A	185,825
500,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2022	06/01/2015	A	502,015
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2020	06/01/2015	A	401,584
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2015	A	1,024,325
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2018	06/01/2015	A	100,424
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.000	06/01/2015	06/01/2015		175,742
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,288,685
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,030,848
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	715,804
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	365,541
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	869,026
40,000	Santa Fe Springs, CA Community Devel. Commission	5.375	09/01/2019	05/31/2015	A	40,129
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2021	05/31/2015	A	802,288
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2018	05/31/2015	A	85,295
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	02/22/2023	B	24,203
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2015	A	20,217

31  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$35,000	Santa Rosa, CA Redevel. Agency (Southwest Redevel.)	5.000%	08/01/2025	08/01/2015	A	$ 35,398
500,000	Santa Rosa, CA Wastewater	5.250	09/01/2026	09/01/2016	A	542,965
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	816,841
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	1,019,745
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	882,397
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	947,213
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,420,316
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	06/30/2015	A	16,700
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	104,425
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	103,745
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	104,079
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	104,363
400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	A	425,520
40,000	Signal Hill CA Redevel. Agency	5.250	10/01/2024	10/01/2019	A	44,846
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	05/31/2015	A	25,099
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.000	09/01/2030	05/31/2015	A	25,035
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2019	05/31/2015	A	526,549
165,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	06/01/2015	A	165,157
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,218,104
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,228,823
50,000	South Orange County, CA Public Financing Authority	5.250	08/15/2015	05/31/2015	A	50,213
40,000	South Orange County, CA Public Financing Authority	5.800	09/02/2018	09/02/2015	A	40,746
45,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	05/31/2015	A	45,185
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000	08/15/2024	08/15/2015	A	252,968
260,000	Southern CA Mono Health Care District	5.000	08/01/2021	08/01/2021		294,120
10,000	Southern CA Public Power Authority	5.000	07/01/2015	05/31/2015	A	10,041
50,000	Southern CA Public Power Authority	5.250	10/01/2015	05/31/2015	A	50,214
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,033,059
300,000	Southern CA Public Power Authority	6.000	07/01/2025	07/01/2018	A	347,952

32  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$20,000	Southern CA Public Power Authority	5.750%	07/01/2021	05/31/2015	A	$ 20,092
25,000	Southern CA Public Power Authority	5.500	07/01/2020	05/31/2015	A	25,110
5,000	Southern CA Public Power Authority	5.500	07/01/2020	05/31/2015	A	5,022
5,445,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	06/01/2015	A	5,445,327
65,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2015	A	65,623
25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)	5.375	09/01/2021	09/01/2021		24,919
250,000	Stockton, CA Unified School District (Election 2005)	5.000	09/01/2019	09/01/2015	A	253,780
50,000	Stockton, CA Unified School District (Election 2008)	5.000	08/01/2023	08/01/2016	A	53,391
25,000	Stockton-East, CA Water District	5.000	04/01/2019	05/31/2015	A	25,055
20,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	05/31/2015	A	20,081
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	05/31/2015	A	25,101
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	355,932
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,710,237
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	486,529
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	813,218
1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,687,709
4,550,000	Sweetwater, CA Union High School District	5.000	09/01/2027	09/01/2015	A	4,618,796
25,000	Sweetwater, CA Union High School District	5.000	09/01/2029	09/01/2015	A	25,320
35,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	05/31/2015	A	35,137
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	900,364
50,000	Temecula, CA Redevel. Agency	5.000	08/01/2020	05/31/2015	A	50,085
500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	05/31/2015	A	504,025
100,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.500	06/01/2031	06/01/2015	A	100,290
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	06/01/2015		25,110
2,005,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	06/01/2015	A	2,040,589
270,000	Torrance, CA Redevel. Agency	5.500	09/01/2028	05/31/2015	A	270,319
10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	05/31/2015	A	10,027
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	05/31/2015	A	50,114
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	05/31/2015	A	25,050
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2015	A	30,038
2,550,000	Tulare, CA Public Financing Authority	5.250	04/01/2027	04/01/2018	A	2,852,685

33  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000%	10/15/2017	10/27/2016	B	$ 853,260
30,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	05/31/2015	A	30,105
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	581,662
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	515,764
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	541,351
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	493,025
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	559,712
130,000	Tustin, CA Unified School District	5.000	09/01/2032	09/01/2015	A	131,590
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	09/01/2021	A	159,800
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)	6.500	12/01/2028	06/01/2021	A	305,035
25,000	Union City, CA Community Redevel. Agency	5.000	10/01/2027	05/31/2015	A	25,020
290,000	University of California	5.000	05/15/2016	05/15/2015	A	293,466
750,000	University of California (Regents Medical Center)	5.000	05/15/2026	05/15/2016	A	792,180
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/02/2015	A	20,221
245,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)	6.000	11/01/2024	05/31/2015	A	245,461
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	05/31/2015	A	100,320
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2019	05/31/2015	A	326,102
175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	05/31/2015	A	175,593
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2015	A	25,329
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,217
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,158
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2015	A	40,405
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	272,967
535,000	Vernon, CA Electric System	5.125	08/01/2021	09/04/2018	A	600,093
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)	5.125	12/01/2031	06/01/2015	A	25,037
135,000	Vista, CA Joint Powers Financing Authority	6.100	10/01/2021	10/01/2015	A	138,168
10,000	Vista, CA Unified School District	5.125	05/01/2023	11/01/2015	A	10,233

34  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Wasco, CA Public Financing Authority	7.350%	09/15/2015	05/31/2015	A	$ 15,065
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	05/31/2015	A	10,030
1,000,000	Washington Township, CA Health Care District	5.000	07/01/2018	05/31/2015	A	1,003,670
800,000	Washington Township, CA Health Care District	5.250	07/01/2029	05/31/2015	A	802,208
3,420,000	West Contra Costa, CA Healthcare District COP	5.500	07/01/2029	05/31/2015	A	3,428,242
180,000	West Covina, CA Redevel. Agency	5.000	09/01/2026	05/31/2015	A	180,164
150,000	West Covina, CA Redevel. Agency	5.100	09/01/2025	09/01/2015	A	152,319
25,000	West Covina, CA Redevel. Agency	5.000	09/01/2031	05/31/2015	A	25,015
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)	5.300	09/01/2025	05/31/2015	A	60,058
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.000	09/01/2026	09/01/2021	A	1,098,913
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.250	09/01/2031	09/01/2021	A	1,263,520
1,300,000	West Kern, CA Community College District[2]	5.000	11/01/2024	11/01/2020	A	1,469,312
1,370,000	West Kern, CA Community College District[2]	5.000	11/01/2025	11/01/2020	A	1,541,428
135,000	West Valley-Mission, CA Community College District	5.000	08/01/2022	08/01/2016	A	142,950
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,263,030
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,696,948
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,365,344
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	947,441
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2023	09/01/2015	A	261,622
200,000	Yuba County, CA COP	5.000	02/01/2029	08/01/2020	A	224,808
165,000	Yuba County, CA COP	5.000	02/01/2025	08/01/2020	A	188,608
190,000	Yuba County, CA COP	5.000	02/01/2028	08/01/2020	A	214,763
155,000	Yuba County, CA COP	5.000	02/01/2024	08/01/2020	A	177,177
170,000	Yuba County, CA COP	5.000	02/01/2026	08/01/2020	A	192,998
180,000	Yuba County, CA COP	5.000	02/01/2027	08/01/2020	A	203,459
						564,677,576
U.S. Possessions—17.4%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,410,200
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		185,290
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		177,105
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	312,554
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	179,980
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	263,329
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		114,818
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		175,140

35  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$2,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125%	07/01/2024	04/23/2021	B	$ 1,880,175
5,510,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	06/28/2028	B	5,480,742
22,439,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	05/31/2015	A	22,663,166
370,000	Puerto Rico Commonwealth GO	6.000	07/01/2027	07/01/2018	A	388,282
2,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2020	07/01/2020		1,503,680
1,145,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	05/09/2029	B	784,726
560,000	Puerto Rico Commonwealth GO	5.625	07/01/2031	02/04/2031	B	384,149
75,000	Puerto Rico Commonwealth GO	6.125	07/01/2024	04/23/2021	B	78,471
100,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2030		68,232
2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		1,423,000
70,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		68,634
1,270,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		1,342,847
170,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		178,051
205,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		192,048
200,000	Puerto Rico Commonwealth GO	5.000	07/01/2022	07/01/2022		144,786
40,000	Puerto Rico Commonwealth GO	5.250	07/01/2015	07/01/2015		39,533
70,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		71,510
3,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	07/01/2028		1,820,580
260,000	Puerto Rico Electric Power Authority, Series B5	5.000	07/01/2016	07/01/2016		170,968
500,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2028	07/01/2028		303,430
555,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		575,391
1,975,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		1,985,961
300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	06/30/2015	A	299,982
175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	06/30/2015	A	174,988
230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2015	A	229,998
3,460,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2015	A	3,459,965
25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	07/01/2015	A	24,999
455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2017	A	456,593
2,015,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2018	07/01/2018		1,266,649
990,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	07/01/2017		636,144
40,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2018	07/01/2018		25,146
9,000,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2026	07/01/2026		5,461,650
150,000	Puerto Rico Government Devel. Bank	5.000	12/01/2016	12/01/2016		120,621

36  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$15,000	Puerto Rico HFA	5.500%	12/01/2019	12/01/2018	A	$ 16,849
215,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		167,807
750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		578,497
1,000,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2022	07/01/2022		759,210
195,000	Puerto Rico Highway & Transportation Authority, Series E	5.500	07/01/2016	07/01/2016		200,043
70,000	Puerto Rico Highway & Transportation Authority, Series G	5.000	07/01/2022	07/01/2022		53,152
260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	06/01/2015	A	264,995
130,000	Puerto Rico Infrastructure Financing Authority	5.000	07/01/2018	07/01/2018		105,622
1,000,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026		635,780
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		96,422
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		99,726
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		97,904
2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,253,325
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		52,877
500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	07/01/2015	A	501,240
1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	05/31/2015	A	1,182,513
175,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	05/31/2015	A	175,322
45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	05/31/2015	A	45,045
3,260,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	05/31/2015	A	3,266,585
40,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	05/31/2015	A	40,008
165,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	05/31/2015	A	165,408
600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	05/31/2015	A	600,720
830,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	05/31/2015	A	830,822
2,735,000	Puerto Rico Public Buildings Authority	5.250	07/01/2019	07/01/2019		2,870,820
8,305,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	09/18/2030	B	5,441,602
460,000	Puerto Rico Public Buildings Authority	5.500	07/01/2018	07/01/2018		475,709
1,070,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023		774,263
450,000	Puerto Rico Public Buildings Authority	5.500	07/01/2017	07/01/2017		466,092
2,710,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		2,023,963
2,600,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	04/13/2025	B	1,892,722

37  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,750,000	Puerto Rico Public Finance Corp., Series B	5.500%	08/01/2031	07/17/2029	B	$ 899,745
1,400,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2025		742,560
600,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2024		319,404
70,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		58,267
230,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	02/21/2039	B	126,808
5,030,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	06/26/2037	B	2,804,627
4,735,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		3,168,046
600,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		375,282
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		7,646,100
885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		591,215
7,150,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		4,907,760
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		7,274,915
1,080,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	618,710
2,505,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		1,633,961
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2026		1,745,106
475,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	07/12/2038	B	262,490
2,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	08/01/2039		1,498,856
1,280,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	08/01/2036		712,077
315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		179,717
495,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		287,115
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	A	131,120
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	A	168,368
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	A	315,906
						119,126,711
Total Investments, at Value (Cost $696,240,335)—99.7%						683,804,287
Net Other Assets (Liabilities)—0.3						2,265,944
Net Assets—100.0%						$ 686,070,231

38  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

 *  Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2015. See Note 3 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AHSW	Adventist Health System-West
AMCH	Adventist Medical Center Hanford
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
BMH	Bakersfield Memorial Hospital
CCOTA	California College of the Arts
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMCtr	Castle Medical Center
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CWM	Chemical Waste Management
DHlth	Dignity Health
DUOC	Dominican University of California
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
FRH	Feather River Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GHMC	Glendale Adventist Medical Center
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Sercives
JHAW	JHA West 16

39  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
KGIOALS	Keck Graduate Institute of Applied Life Sciences
LAJHFTA	Los Angeles Jewish Home for the Aging
LLMC	Lifelong Medical Care
MGC	Modesto Garbage Company
MHL	Methodist Horpital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PAMC	Portland Adventist Medical Center
PCCD	Palomar Community College District
PVH	Paradise Valley Hospital
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
ROLs	Reset Option Longs
SAHS	SRM Alliance Hospital Services
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Hospital
SHHosp	St. Helena Hospital
SJCH	San Joaquin Community Hospital
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVHosp	Simi Valley Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
USAWCA	USA Waste of California
UVMC	Ukiah Valley Medical Center
V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California
WMC&R	Waste Management Collection & Recycling
WMMC	White Memorial Medical Center
WU	Woodbury University
WWI	Western Waste Industries

40  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

1. Organization

 Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. Prior to February 8, 2015, the Fund was a non-diversified open-end management investment company registered under 1940 Act, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

41  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

42  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$564,677,576	$—	$ 564,677,576
U.S. Possessions	—	119,126,711	—	119,126,711

Total Assets	$—	$683,804,287	$—	$ 683,804,287

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

43  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can

44  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have

45  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2015, municipal bond holdings with a value of $11,184,592 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.852%	5/15/25	$ 4,519,592

46  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 as of April 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$9,835,372
Sold securities	7,811,107

47  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of April 30, 2015.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2015, securities with an aggregate market value of $9,684,567, representing 1.41% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$689,650,404[1]

Gross unrealized appreciation	$16,883,333
Gross unrealized depreciation	(29,319,883)

Net unrealized depreciation	$(12,436,550)

1. The Federal tax cost of securities does not include cost of $6,590,433, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

48  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015